Unaudited Condensed Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net loss	$ (5,646,331)	$ (7,489,323)	$ (14,065,948)	$ (12,446,216)
Reconciliation of net loss to net cash used in operating activities
Depreciation and amortization expense	9,340	12,720	24,902	23,690
Operating lease expense	45,445	40,719	83,707	85,179
Gain on settlement of accounts payable				(117,393)
Loss on the extinguishment of debt				988,884
Warrants issued for services			497,076	75,267
Stock-based compensation	175,926	737,798	484,947	56,411
Bad debt expense	453	17,754	31,295
Changes in operating assets and liabilities:
Accounts receivable	(6,652)	(277,988)	(161,237)	2,123
Accounts receivable - related party	131,968	136,052	128,198	(274,501)
Prepaid assets	(100,000)
Other current assets	(33,826)	19,133	(584)	12,668
Operating lease liability	(43,180)	(35,392)	(75,061)	(80,170)
Accounts payable and accrued expenses	239,489	237,227	611,991	(540,730)
Accounts payable and accrued expenses - related party	126,071	(15,757)	55,669	1,004,415
Deferred revenue	(131,585)	(46,606)	52,754	(97,547)
Net cash used in operating activities	(5,232,882)	(6,663,663)	(12,332,291)	(11,307,920)
Cash flows from investing activities:
Purchase of property and equipment	(8,556)	(21,623)	(26,882)	(1,647)
Net cash used in investing activities	(8,556)	(21,623)	(26,882)	(1,647)
Cash flows from financing activities:
Proceeds from issuance of Class A common stock		2,850,000	4,400,000	5,150,000
Proceeds from issuance of Class A common stock - related party	2,700,000		1,500,000
Proceeds from Class A common stock subscriptions		500,000
Payments on finance lease		(546)	(546)	(1,514)
Proceeds from convertible note payable - related party	2,425,552	1,395,000	2,952,000	2,075,000
Repayments on revolving convertible note payable - related party		(1,075,000)
Proceeds from revolving convertible note payable - related party				8,320,000
Repayments on convertible note payable - related party			(1,161,445)	(650,000)
Net cash provided by financing activities	5,125,552	3,669,454	7,690,009	14,893,486
Net change in cash	(115,885)	(3,015,832)	(4,669,164)	3,583,919
Cash, beginning of period	549,249	5,218,413	5,218,413	1,634,494
Cash, end of period	433,363	2,202,581	549,249	5,218,413
Non-cash investing and financing activities:
Shares issued to settle common stock subscriptions	$ 4,076,051		778	18,658,854
Settlement of debt through common share subscriptions - related party				870,174
Settlement of debt and accounts payable through common share subscriptions				15,549,796
Right of use asset acquired during the period				497,868
Series A Preferred Stock issued for Cancellation of Class A common stock				115,000,000
Remeasurement of Series A Preferred Shares to redemption value				5,000,000
Reclassification of Series A temporary equity to stockholder’s equity			$ 120,000,000